Income Taxes - Effective Income Tax Rate Reconciliation (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Total net income (loss)	$ 2,914	$ 2,487
Income tax expense (benefit)	597	302
Total net income (loss) before income taxes	3,511	2,789
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate	939	746
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(222)	(257)
Tax exempt investment income	(131)	(213)
Tax (benefit) cost of unrecognized tax losses and tax credits	4	0
Tax rate and other legislative changes	0	(7)
Adjustments in respect of prior years, including resolution of tax disputes	(10)	15
Other	17	18
Total income tax expense (benefit)	$ 597	$ 302
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Taxes at the combined Canadian federal and provincial statutory income tax rate	26.75%	26.80%
Higher (lower) effective rates on income subject to taxation in foreign jurisdictions	(6.30%)	(9.20%)
Tax exempt investment income	(3.80%)	(7.60%)
Tax (benefit) cost of unrecognized tax losses and tax credits	0.10%	(0.00%)
Tax rate and other legislative changes	0.00%	(0.30%)
Adjustments in respect of prior years, including resolution of tax disputes	(0.30%)	0.50%
Other	0.50%	0.60%
Effective Income tax rate	17.00%	10.80%